UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/13

Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2013 (unaudited)

Franklin Floating Rate Master Series	Country	Principal Amount*	Value	% of Net Assets
Corporate Bonds (Cost $511,090)				
Broadcasting				
Clear Channel Communications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	545,000	$ 555,900	0.03
[a]**Senior Floating Rate Interests**				
Aerospace & Defense				
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	United States	3,045,731	3,043,995	0.17
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	1,151,420	1,154,299	0.06
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	3,090,708	3,098,435	0.17
CAMP International Holding Co., Replacement Term Loan, 5.25%, 5/31/19	United States	3,227,600	3,259,876	0.18
Doncasters U.S. Finance LLC,				
[b]Second Lien Term Loan, 10.50%, 10/09/20	United States	2,250,000	2,254,219	0.13
Term B Loans, 5.50%, 4/09/20	United States	955,200	964,752	0.05
[c]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	270,074	0.02
FLY Funding II S.A.R.L., Loans, 4.50%, 8/08/18	Ireland	2,645,570	2,666,073	0.15
JFB Firth Rixson Inc. (FR Acq.), 2013 Replacement Dollar Term Facility Loan, 4.25%, 6/30/17	United States	2,997,350	3,010,463	0.17
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	11,600,779	11,631,753	0.65
			31,353,939	1.75
Agricultural Products				
Alltex Holdings III Inc.,				
Initial Term Loan, 4.25%, 7/17/20	United States	1,380,000	1,387,079	0.08
Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	2,020,333	2,053,164	0.11
			3,440,243	0.19
Air Freight & Logistics				
Evergreen International Aviation Inc., First Lien Term Loan, 5.00%, 6/30/15	United States	324,423	317,934	0.02
Airlines				
[b]Air Canada, Term Loan, 5.50%, 9/26/19	Canada	1,958,182	1,974,499	0.11
[b]American Airlines Inc., Class B Term Loan, 4.75%, 6/27/19	United States	14,253,050	14,368,856	0.80
Delta Air Lines Inc.,				
New Term B-1 Loan, 4.00%, 10/18/18	United States	1,399,425	1,403,161	0.08
New Term Loan, 4.25%, 4/20/17	United States	5,729,586	5,766,422	0.32
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	6,858,333	6,879,766	0.38
U.S. Airways Inc., Tranche B-1 Term Loan, 4.25%, 5/23/19	United States	3,110,000	3,119,442	0.18
			33,512,146	1.87
Alternative Carriers				
Cricket Communications Inc. (Leap Wireless),				
C Term Loan, 4.75%, 3/08/20	United States	4,149,600	4,173,913	0.23
Term Loan, 4.75%, 10/10/19	United States	1,298,216	1,306,060	0.08
tw telecom holdings inc., Term Loan B, 2.67%, 4/17/20	United States	5,386,500	5,394,919	0.30
			10,874,892	0.61
Aluminum				
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	3,572,497	3,594,825	0.20
Apparel Retail				
[b]J. Crew Group Inc., Term Loan B-1 Loans, 4.00%, 3/07/18	United States	5,292,254	5,317,615	0.30
Apparel, Accessories & Luxury Goods				
PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20	United States	1,849,532	1,858,057	0.10
[d]Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	8,422,468	8,270,468	0.46
			10,128,525	0.56
Application Software				
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,377,945	4,384,293	0.24
Nuance Communications Inc., Term C Loan, 2.92%, 8/07/19	United States	2,796,225	2,796,516	0.16

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	4,683,189	4,712,459	0.26
			11,893,268	0.66
Auto Parts & Equipment				
[b]Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	5,573,464	5,636,166	0.31
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	1,971,737	1,991,454	0.11
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	880,331	897,937	0.05
August LuxUK Holding Co., Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	2,485,343	2,510,196	0.14
August U.S. Holding Co. Inc.,				
U.S. Second Lien, 10.50%, 4/27/19	United States	288,250	294,015	0.02
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	3,180,674	3,212,481	0.18
Federal-Mogul Corp.,				
Tranche B Term Loan, 2.108% - 2.118%, 12/27/14	United States	5,939,118	5,888,214	0.33
Tranche C Term Loan, 2.108% - 2.118%, 12/27/15	United States	1,241,963	1,231,318	0.07
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	283,333	276,958	0.01
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	1,080,063	1,094,463	0.06
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	5,848,492	5,919,774	0.33
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.75%, 4/23/20	United States	5,370,345	5,447,544	0.30
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18	United States	732,600	736,263	0.04
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,700,000	3,723,125	0.21
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	4,081,994	4,068,388	0.23
			42,928,296	2.39
Automobile Manufacturers				
Chrysler Group LLC, Tranche B Term Loan, 4.25%, 5/24/17	United States	5,528,989	5,589,033	0.31
Biotechnology				
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	2,878,195	2,885,391	0.16
Broadcasting				
Clear Channel Communications Inc.,				
Tranche B Term Loan, 3.818%, 1/29/16	United States	4,868,622	4,734,282	0.26
Tranche C Term Loan, 3.818%, 1/29/16	United States	748,529	710,635	0.04
Tranche D Term Loan, 6.918%, 1/30/19	United States	13,901,320	13,331,366	0.74
Cumulus Media Holdings Inc.,				
Second Lien Term Loan, 7.50%, 9/16/19	United States	7,854,573	8,063,112	0.45
Term Loan B, 4.50%, 9/16/18	United States	5,267,952	5,315,143	0.30
Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18	United States	1,762,593	1,776,179	0.10
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	5,456,297	5,486,988	0.31
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	3,491,250	3,491,250	0.19
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	1,622,500	1,632,640	0.09
Hubbard Radio LLC, Tranche 1 Term Loan, 4.50%, 4/29/19	United States	1,868,736	1,882,751	0.11
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	1,306,744	1,316,371	0.07
Mission Broadcasting Inc.,				
Term B Loan, 4.25%, 12/03/19	United States	886,971	890,852	0.05
Term B-2 Loan, 3.75%, 10/01/20	United States	816,667	820,403	0.05
Nexstar Broadcasting Inc.,				
Term B Loan, 4.25%, 12/03/19	United States	2,098,029	2,107,207	0.12
Term B-2 Loan, 3.75%, 10/01/20	United States	163,333	164,081	0.01
Nine Entertainment Group Pty. Ltd., Term B Loan,				
3.25%, 2/05/20	Australia	11,011,400	10,966,672	0.61
3.50%, 2/05/20	United States	2,360,000	2,365,164	0.13
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,547,085	11,857,413	0.66
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	7,956,999	7,986,838	0.44
Sinclair Television Group Inc., Tranche B Term Loans, 3.00%, 4/09/20	United States	7,749,895	7,673,713	0.43
Univision Communications Inc.,				
2013 Converted Existing Term Loan, 4.50%, 3/01/20	United States	690,829	694,175	0.04
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20	United States	1,492,500	1,499,730	0.08
2013 Incremental Term Loan, Add-on, 4.00%, 3/01/20	United States	9,406,026	9,406,863	0.52
2013 New First-Lien Term Loan, 4.50%, 3/01/20	United States	3,378,721	3,395,916	0.19
			107,569,744	5.99
Building Products				
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	2,383,984	2,391,434	0.13
Quikrete Holdings Inc.,				
First Lien Initial Loan, 4.00%, 9/26/20	United States	7,810,000	7,853,205	0.44

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Second Lien Initial Term Loan, 8.75%, 4/02/19	United States	1,344,000	1,365,000	0.08
			29,523,852	1.64
Drug Retail				
Rite Aid Corp.,				
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	695,728	0.04
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,921,375	0.10
Tranche 6 Term Loan, 4.00%, 2/21/20	United States	3,014,850	3,032,122	0.17
			5,649,225	0.31
Education Services				
Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%, 1/30/20	United States	7,047,613	7,093,422	0.39
Laureate Education Inc., New Series 2018 Ext. Term Loan, 5.00%, 6/16/18	United States	8,179,164	8,243,918	0.46
			15,337,340	0.85
Electric Utilities				
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	7,050,000	6,988,313	0.39
Power Buyer LLC,				
First Lien Delayed Draw Term Loan, 4.25%, 5/06/20	United States	42,534	41,897	0.00†
First Lien Initial Term Loan, 4.25%, 5/06/20	United States	780,267	770,903	0.04
			7,801,113	0.43
Electrical Components & Equipment				
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	8,321,874	8,386,369	0.47
Environmental & Facilities Services				
ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19	United States	9,408,445	9,479,987	0.53
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	667,297	668,965	0.04
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19	Canada	3,444,303	3,457,219	0.19
			13,606,171	0.76
Food Distributors				
AdvancePierre Foods Inc.,				
Loans, 5.75%, 7/10/17	United States	5,652,618	5,692,242	0.32
Second Lien Term Loan, 9.50%, 10/10/17	United States	2,542,000	2,583,308	0.14
Dole Food Co. Inc., Tranche B Term Loan, 5.75%, 11/01/18	United States	3,692,422	3,717,231	0.21
Dole Food Co./Solvest Ltd., Tranche B Term Loan, 3.75% - 5.00%, 4/01/20	United States	4,519,794	4,533,918	0.25
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	7,980,000	8,000,948	0.45
			24,527,647	1.37
Food Retail				
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	2,321,662	2,354,553	0.13
Forest Products				
Appvion Inc., Term Loan, 5.75% - 6.75%, 6/28/19	United States	5,386,500	5,447,098	0.30
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	3,951,771	4,034,099	0.23
			9,481,197	0.53
Health Care Equipment				
Biomet Inc., Dollar Term B-2 Loan, 3.668% - 3.751%, 7/25/17	United States	7,490,054	7,555,569	0.42
Carestream Health Inc.,				
Second Lien Loan, 9.50%, 12/07/19	United States	5,100,000	5,131,875	0.29
Term Loan, 5.00%, 6/07/19	United States	5,036,250	5,092,908	0.28
DJO Finance LLC, Tranche B Term Loan, 4.75%, 9/15/17	United States	1,696,036	1,711,937	0.09
Hologic Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19	United States	6,731,057	6,778,363	0.38
Kinetic Concepts Inc.,				
Dollar Term D-1 Loan, 4.50%, 5/04/18	United States	6,557,050	6,618,522	0.37
[b]Incremental Term D-1 Loan, 5.75%, 5/04/18	United States	1,310,000	1,322,281	0.07
Term D-2 Loan, 4.00%, 11/04/16	United States	1,768,646	1,779,976	0.10
			35,991,431	2.00
Health Care Facilities				
Ardent Medical Services Inc.,				
Second Lien Term Loan, 11.00%, 1/02/19	United States	980,000	1,003,275	0.06
Term Loan, 6.75%, 7/02/18	United States	1,141,375	1,149,222	0.06
Community Health Systems Inc., New Extended Term Loan, 3.748% - 3.761%, 1/25/17	United States	8,840,389	8,883,362	0.50
HCA Inc.,				
Tranche B-4 Term Loan, 2.918%, 5/01/18	United States	621,689	623,796	0.04
Tranche B-5 Term Loan, 2.998%, 3/31/17	United States	8,984,721	9,015,575	0.50
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	10,158,015	10,237,958	0.57

Franklin Floating Rate Master Trust
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating
Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933 (1933
Act).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the
Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and
Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,860,571,379
Unrealized appreciation	$ 15,858,086
Unrealized depreciation	(2,713,297)
Net unrealized appreciation (depreciation)	$ 13,144,789

4. RESTRICTED SECURITIES

At October 31, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
$ 270,074	Erickson Air-Crane Inc., Purchase Price Notes	5/3/2013	$ 270,074	$ 270,074
	Total Restricted Securities (Value is 0.02% of Net Assets)		$ 270,074	$ 270,074

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Corporate Bonds	$ -	$ 555,900	$ -	$ 555,900
Senior Floating Rate Interests	-	1,588,362,966	8,256,912	1,596,619,878
Asset-Backed Securities	-	7,553,222	-	7,553,222
Short Term Investments	-	268,987,168	-	268,987,168
Total Investments in Securities	$ -	$ 1,865,459,256	$ 8,256,912	$ 1,873,716,168
Unfunded Loan Commitments	$ -	$ 72,011	$ -	$ -

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the
Securities Exchange Act of 1934 and the Investment Company Act of 1940 is
recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The
Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of
Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the
Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly
Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief
Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date December 26, 2013